Average Annual Total Returns	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 S&P 500® Index One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 S&P 500® Index Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 S&P 500® Index Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 S&P 500® Index One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 S&P 500® Index Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 S&P 500® Index Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I Ten Years	Prospectus #2 Eaton Vance Stock Fund S&P 500® Index One Year	Prospectus #2 Eaton Vance Stock Fund S&P 500® Index Five Years	Prospectus #2 Eaton Vance Stock Fund S&P 500® Index Ten Years	Prospectus #2 Eaton Vance Stock Fund Class A One Year	Prospectus #2 Eaton Vance Stock Fund Class A Five Years	Prospectus #2 Eaton Vance Stock Fund Class A Ten Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance Stock Fund Class C One Year	Prospectus #2 Eaton Vance Stock Fund Class C Five Years	Prospectus #2 Eaton Vance Stock Fund Class C Ten Years	Prospectus #2 Eaton Vance Stock Fund Class I One Year	Prospectus #2 Eaton Vance Stock Fund Class I Five Years	Prospectus #2 Eaton Vance Stock Fund Class I Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg US Universal Index One Year	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg US Universal Index Five Years	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg US Universal Index Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg Commodity Index Total Return One Year	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg Commodity Index Total Return Five Years	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg Commodity Index Total Return Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class A One Year	Prospectus #3 Parametric Commodity Strategy Fund Class A Five Years	Prospectus #3 Parametric Commodity Strategy Fund Class A Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions One Year	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class I One Year	Prospectus #3 Parametric Commodity Strategy Fund Class I Five Years	Prospectus #3 Parametric Commodity Strategy Fund Class I Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class I Inception Date
Total	25.02%	14.51%	13.09%	18.59%	13.25%	11.97%	17.94%	13.02%	11.74%	11.35%	10.60%	9.95%	23.23%	13.62%	11.90%	25.48%	14.75%	12.85%	25.02%	14.51%	13.09%	18.39%	13.07%	11.81%	17.93%	12.91%	11.62%	11.15%	10.47%	9.81%	23.01%	13.44%	11.74%	25.27%	14.58%	12.69%	25.02%	14.51%	13.09%	23.65%	13.11%	12.15%	19.84%	10.42%	9.94%	16.66%	10.18%	9.52%	28.61%	13.49%	12.08%	30.89%	14.64%	13.04%	2.04%	0.06%	1.73%	5.38%	6.76%	1.28%	6.07%	10.51%	4.37%	3.79%	7.17%	2.22%	3.57%	6.74%	2.37%	10.03%	11.51%	4.97%	May 25, 2011